Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current asset
Cash and cash equivalents	¥ 29,762	¥ 61,230
Short-term investments	107,878
Total current asset	137,640	61,230
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,714,269	1,592,432
Total non-current asset	1,714,269	1,592,432
Total assets	1,851,909	1,653,662
Current liability
Accrued expenses and other current liabilities	35,478	27,867
Total current liability	35,478	27,867
Total liabilities	35,478	27,867
Shareholders’ equity
Class A ordinary shares	136	17
Additional paid-in capital	5,388,038	5,243,416
Accumulated other comprehensive loss	(383,235)	(398,160)
Accumulated deficit	(3,188,508)	(3,219,478)
Total shareholders’ equity	1,816,431	1,625,795
Total liabilities and shareholders’ equity	¥ 1,851,909	¥ 1,653,662